Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management
Capital Management
13.
Capital Management

The Company had $152.3 million of cash on hand as of December 31, 2025.

On May 7, 2024, the Company entered into strategic partnerships with Equinor, in which the Company received an initial cash payment of $30.0 million and a commitment by Equinor to invest up to an additional gross $130.0 million in exchange for a 45% interest in SWA Lithium and Texas Lithium (collectively, "Smackover Lithium"), respectively. Included in Equinor's commitment to provide up to $130.0 million in consideration are sole funding commitments of $60.0 million post entrance into Smackover Lithium. These sole funding contributions by Equinor were fulfilled in the second quarter of 2025.

The Company's objectives when managing capital are to safeguard the Company's ability to pursue the exploration and development of its projects and to maintain a flexible capital structure. The Company's current capital structure is made up of common equity, with no long term debt or revolving credit facility obligations.

As the Company is currently in the exploration and development phase, none of its financial instruments are exposed to commodity price risk; however, the Company's ability to obtain long-term financing and its economic viability may be affected by commodity price volatility.

The Company manages its capital structure and may adjust it in light of changes in economic conditions and the risk characteristics of the underlying assets.

In order to carry out planned exploration and development of its projects and pay for administrative costs, the Company plans to spend its existing working capital balance and may utilize other forms of financing.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.